Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 35

TRANSACTIONS WITH RELATED PARTIES

In addition to affiliates and associated entities, the Bank's "related parties" include its "key personnel" from the executive staff (members of the Bank's Board of Directors and Managers of Banco Santander-Chile and its affiliates, together with their close relatives), as well as the entities over which the key personnel could exercise significant influence or control.

The Bank also considers the companies that are part of the Santander Group worldwide as related parties, given that all of them have a common parent, i.e., Banco Santander S.A. (located in Spain).

Transactions between the Bank and its related parties are specified below. To facilitate comprehension, we have divided the information into four categories:

Santander Group Companies

This category includes all the companies that are controlled by the Santander Group around the world, and hence, it also includes the companies over which the Bank exercises any degree of control (affiliates and special-purpose entities).

Associated companies

This category includes the entities over which the Bank, in accordance with section b) of Note 1 to these Financial Statements, exercises a significant degree of influence and which generally belong to the group of entities known as "business support companies".

Key personnel

This category includes members of the Bank's Board of Directors and managers of Banco Santander-Chile and its affiliates, together with their close relatives.

Other

This category encompasses the related parties that are not included in the groups identified above and which are, in general, entities over which the key personnel could exercise significant influence or control.

The terms for transactions with related parties are equivalent to those which prevail in transactions made under market conditions or to which the corresponding considerations in kind have been attributed.

a)	Loans to related parties:

Below are loans and accounts receivable as well as contingent loans that correspond to related entities:

	As of December 31,
	2019				2018				2017
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	246,868	375	2,986	685	122,289	459	4,299	233	80,076	771	3,947	7,793
Mortgage loans	-	-	20,473	-	-	-	18,814	-	-	-	18,796	-
Consumer loans	-	-	5,781	-	-	-	5,335	-	-	-	4,310	-
Loans and accounts receivable:	246,868	375	29,240	685	122,289	459	28,448	233	80,076	771	27,053	7,793

Allowance for loan losses	(122)	(182)	(179)	(10)	(308)	(9)	(116)	(5)	(209)	(9)	(177)	(18)
Net loans	246,746	193	29,061	675	121,981	450	28,332	228	79,867	762	26,876	7,775

Guarantees	462,513	-	23,918	288	442,854	-	22,893	7,171	361,452	-	23,868	7,164

Contingent loans:
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	4,112	-	-	63	5,392	-	2,060	44	19,251	-	-	33
Guarantees	464,691	-	-	-	445,064	-	3,364	-	377,578	-	-	-
Contingent loans:	468,803	-	-	63	450,456	-	5,424	44	396,829	-	-	33

Allowance for contingent loans	(835)	-	-	-	(1)	-	(18)	-	(4)	-	-	1

Net contingent loans	467,968	-	-	63	450,455	-	5,406	44	396,825	-	-	34

Loan activity to related parties during 2019, 2018 and 2017 is shown below:

	As of December 31,
	2019				2018				2017
	Companies of the Group	Associated companies	Key Personnel	Other	Companies of the Group	Associated companies	Key Personnel	Other	Companies of the Group	Associated companies	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	572,745	459	33,871	7,899	476,906	771	27,051	7,826	546,058	532	26,423	7,100
Loans granted	193,798	167	4,826	500	200,657	39	16,574	773	78,214	318	7,777	1,050
Loans payments	(50,646)	(251)	(9,457)	(7,651)	(104,818)	(351)	(9,754)	(700)	(147,366)	(79)	(7,149)	(324)

Total	715,897	375	29,240	748	572,745	459	33,871	7,899	476,906	771	27,051	7,826

b)	Assets and liabilities with related parties

	As of December 31,
	2019				2018				2017
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	171,816	-	-	-	189,803	-	-	-	74,949	-	-	-
Trading investments	-	-	-	-	-	-	-	-	-	-	-	-
Obligations under repurchase agreements Loans	-	-	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	2,058,715	218,610	-	55	748,632	105,358	-	9	545,028	86,011	-	-
Available for sale investments	-	-	-	-	-	-	-	-	-	-	-	-
Other assets	185,317	210,579	-	-	38,960	51,842	-	-	8,480	118,136	-	-

Liabilities
Deposits and other demand liabilities	25,261	93,761	4,624	566	27,515	21,577	2,493	480	24,776	25,805	2,470	221
Obligations under repurchase agreements Loans	138,498	5,000	270	80	6,501	-	329	68	50,945	-	-	-
Time deposits and other time liabilities	1,183,235	282,171	4,246	2,204	2,585,337	-	3,189	838	785,988	27,968	3,703	3,504
Financial derivative contracts	2,159,660	288,013	-	3	770,624	112,523	-	-	418,647	142,750	-	7,190
Interbank borrowing	-	-	-	-	-	-	-	-	-	-	-	-
Issued debt instruments	363,154	-	-	-	335,443	-	-	-	482,626	-	-	-
Other financial liabilities	6,231	-	-	-	6,807	-	-	-	4,919	-	-	-
Other liabilities	8,130	146,164	-	-	60,884	89,817	-	-	164,303	58,168	-	-

c)	Income (expense) recorded due to transactions with related parties

	For the years ended December 31,
	2019				2018				2017
	Companies of the Group	Associated Companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated Companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Income (expense) recorded
Interest income and inflation-indexation adjustments	(41,181)	(5,235)	1,151	26	(53,256)	(156)	1,252	508	(43,892)	-	1,051	-
Fee and commission income and expenses	28,274	14,499	232	28	91,178	7,826	305	22	72,273	15,404	224	1
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(586,318)	(84,236)	-	-	(566,677)	65,727	27	(12)	363,108	(48,453)	(3)	19
Other operating income and expenses	406	(2,026)	-	-	42	1,388	-	-	21,670	(1,454)	-	-
Key personnel compensation and expenses	-	-	(37,377)	-	-	-	(40,683)	-	-	-	(43,037)	-
Administrative and other expenses	(11,877)	(47,757)	-	-	(43,035)	(50,764)	-	-	(48,246)	(47,220)	-	-

Total	(610,696)	(124,755)	(35,994)	54	(571,748)	24,021	(39,099)	518	364,913	(81,723)	(41,765)	20

(*) Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries,

d)	Payments to Board members and key management personnel

The compensation received by key management personnel, including Board members and all the executives holding manager positions shown in the "Personnel salaries and expenses" and/or "Administrative expenses" items of the Consolidated Statements of Income, corresponds to the following categories:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Personnel compensation	16,264	16,924	16,863
Board members' salaries and expenses	1,358	1,230	1,199
Bonuses or gratifications	16,104	16,243	16,057
Stock-based benefits	(315)	(337)	1,923
Seniority compensation	2,378	4,202	3,842
Pension plans	566	1,069	2,039
Training expenses	37	210	68
Health funds	273	284	273
Other personnel expenses	712	858	773
Total	37,377	40,683	43,037

(*)	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.

e)	Composition of key personnel

As of December 31, 2019, 2018 and 2017, the composition of the Bank's key personnel is as follows:

	N° of executives
Position	As of December 31,
	2019	2018	2017

Director	10	11	11
Division manager	12	12	13
Manager	106	108	109

Total key personnel	128	131	133